Property and Equipment, Net (Tables)	12 Months Ended
Feb. 28, 2022
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

Property and equipment, net, consisted of the followings:

	As of
	February 28, 2021	February 28, 2022
	RMB	RMB	USD
Leasehold improvement	41,029	5,283	837
Motor vehicles	2,819	2,892	458
Electronic equipment	5,281	2,368	375
Office equipment & furniture	7,071	1,206	191
Construction in progress	729	5,101	810
Total	56,929	16,850	2,671
Less: accumulated depreciation	41,125	8,207	1,301
Property and equipment, net	15,804	8,643	1,370